Income Taxes - Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Statutory tax rate (in Israel)	25.00%	26.50%	26.50%
(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs	(5.20%)	(6.00%)	(7.00%)
Utilization of net operating losses	(0.00%)	(5.00%)	(0.00%)
Different tax rates applicable to non-Israeli subsidiaries	(1.50%)	(2.50%)	(4.00%)
Uncertain tax positions, net	0.70%	1.50%	1.00%
Taxes from prior years	(0.50%)	0.50%	0.00%
Effective consolidated tax rate	18.50%	15.00%	16.50%